Credit-related arrangements, repurchase agreements and commitments - Credit-Related Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, gross	$ 238,012	$ 247,817
Outstanding financial guarantees, collateral	209,023	240,632
Outstanding financial guarantees, net	$ 28,989	7,185
Standby Letters of Credit
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	1 year
Letters of Guarantee
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	4 years
Standby letters of credit
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, gross	$ 236,220	244,288
Outstanding financial guarantees, collateral	207,267	237,139
Outstanding financial guarantees, net	28,953	7,149
Letters of guarantee
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, gross	1,792	3,529
Outstanding financial guarantees, collateral	1,756	3,493
Outstanding financial guarantees, net	$ 36	$ 36